SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Cash equivalents		$ 0	$ 0
Inventory	$ 14,269
Revision of Prior Period, Adjustment [Member]
Inventory		$ 6,880